Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000205825
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	ESGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dana Epiphany Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.
Additional Information Phone Number	(855) 280-9648
Additional Information Website	https://funddocs.filepoint.com/dana/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.85%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
AssetsNet	$ 63,044,524
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 159,411
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$63,044,524
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$159,411
Portfolio Turnover	17%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.6%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.9%
Howmet Aerospace, Inc.	2.6%
Boston Scientific Corp.	2.4%
Meta Platforms, Inc., Class A	2.4%
ResMed, Inc.	2.4%
Elevance Health, Inc.	2.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.0%
Materials	2.0%
Real Estate	2.1%
Utilities	2.5%
Energy	3.0%
Consumer Staples	6.1%
Industrials	7.6%
Communications	9.3%
Consumer Discretionary	10.3%
Health Care	10.9%
Financials	11.9%
Technology	33.1%

C000161987
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	DSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dana Epiphany Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.
Additional Information Phone Number	(855) 280-9648
Additional Information Website	https://funddocs.filepoint.com/dana/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.95%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
AssetsNet	$ 26,409,395
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 35,513
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$26,409,395
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$35,513
Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
AXIS Capital Holdings Ltd.	2.3%
Wintrust Financial Corp.	2.1%
Advanced Drainage Systems, Inc.	2.1%
Agree Realty Corp.	2.1%
Powell Industries, Inc.	2.1%
Applied Industrial Technologies, Inc.	2.1%
ExlService Holdings, Inc.	2.0%
TransMedics Group, Inc.	2.0%
Lantheus Holdings, Inc.	1.9%
Tanger Factory Outlet Centers, Inc.	1.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.1%
Communications	1.2%
Consumer Staples	3.2%
Energy	3.2%
Utilities	3.3%
Real Estate	5.9%
Materials	6.0%
Consumer Discretionary	8.2%
Industrials	14.0%
Technology	17.1%
Health Care	17.5%
Financials	19.1%

C000131830
Shareholder Report [Line Items]
Fund Name	Dana Large Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	DLCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dana Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.
Additional Information Phone Number	(855) 280-9648
Additional Information Website	https://funddocs.filepoint.com/dana/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 62,483,790
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 132,469
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$62,483,790
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$132,469
Portfolio Turnover	13%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.6%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.6%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Broadcom, Inc.	2.5%
McKesson Corp.	2.3%
Kroger Co. (The)	2.2%
Wells Fargo & Co.	2.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.0%
Materials	2.0%
Real Estate	2.2%
Utilities	2.6%
Energy	3.0%
Consumer Staples	6.0%
Industrials	7.0%
Communications	9.1%
Consumer Discretionary	10.1%
Health Care	10.8%
Financials	14.6%
Technology	32.1%

C000131829
Shareholder Report [Line Items]
Fund Name	Dana Large Cap Equity Fund
Class Name	Investor Class
Trading Symbol	DLCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dana Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.
Additional Information Phone Number	(855) 280-9648
Additional Information Website	https://funddocs.filepoint.com/dana/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
AssetsNet	$ 62,483,790
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 132,469
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$62,483,790
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$132,469
Portfolio Turnover	13%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.6%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.6%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Broadcom, Inc.	2.5%
McKesson Corp.	2.3%
Kroger Co. (The)	2.2%
Wells Fargo & Co.	2.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.0%
Materials	2.0%
Real Estate	2.2%
Utilities	2.6%
Energy	3.0%
Consumer Staples	6.0%
Industrials	7.0%
Communications	9.1%
Consumer Discretionary	10.1%
Health Care	10.8%
Financials	14.6%
Technology	32.1%

C000237915
Shareholder Report [Line Items]
Fund Name	Kovitz Core Equity ETF
Class Name	Fund
Trading Symbol	EQTY
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(877) 714-2327
Additional Information Website	https://www.kovitz.com/eqty
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kovitz Core Equity ETF	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,139,818,305
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 5,845,648
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,139,818,305
Number of Portfolio Holdings	37
Advisory Fee	$5,845,648
Portfolio Turnover	21%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.0%
Materials	1.1%
Health Care	7.4%
Consumer Staples	8.4%
Consumer Discretionary	10.0%
Communications	11.5%
Industrials	15.6%
Technology	17.1%
Financials	24.9%

C000255350
Shareholder Report [Line Items]
Fund Name	Slow Capital Growth Fund
Class Name	-
Trading Symbol	SLWGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	833-377-2715
Additional Information Website	https://slowcapitalfunds.com/literature
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.99%
Performance Inception Date	Dec. 06, 2024
AssetsNet	$ 63,679,780
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 73,661
InvestmentCompanyPortfolioTurnover	0.00%
C000123870
Shareholder Report [Line Items]
Fund Name	SMI Dynamic Allocation Fund
Trading Symbol	SMIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMI Dynamic Allocation Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 764-3863
Additional Information Website	https://funddocs.filepoint.com/smi/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI Dynamic Allocation Fund	$66	1.31%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
SMI Dynamic Allocation Fund	15.12%	4.94%	3.07%
S&P 500 Index TR	12.10%	15.61%	12.32%
Weighted Index*	10.58%	9.05%	8.15%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%

* The Weighted Index for the SMI Dynamic Allocation Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 69,222,316
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 360,471
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$69,222,316
Number of Portfolio Holdings	23
Advisory Fee	$360,471
Portfolio Turnover	131%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sprott Physical Gold Trust	19.9%
iShares MSCI EAFE ETF	16.3%
SPDR® Bloomberg 1-3 Month T-Bill ETF	16.2%
SMI 3Fourteen Real Asset Allocation ETF	10.6%
Schwab High Yield Bond ETF	5.1%
SPDR® S&P®500® ETF Trust	4.6%
Invesco QQQ Trust, Series 1	4.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.9%
AQR Diversifying Strategies Fund, Class I	3.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.3%

Sector Weighting (% of net assets)

Value	Value
Real Estate ETFs	0.40
Money Markets, Cash & Cash Equivalents	0.88
Alternative Funds & ETFs	6.47
Dynamic Asset Allocation ETFs	10.63
Domestic Equity ETFs	12.96
Fixed Income ETFs	14.92
Short Term Treasury ETFs	16.25
International ETFs	17.56
Gold Funds	19.93

C000123869
Shareholder Report [Line Items]
Fund Name	SMI Multi-Strategy Fund
Trading Symbol	SMILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMI Multi-Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 764-3863
Additional Information Website	https://funddocs.filepoint.com/smi/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI Multi-Strategy Fund	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
SMI Multi-Strategy Fund	9.58%	7.72%	4.84%
S&P 500 Index TR	12.10%	15.61%	12.32%
Weighted Index*	10.58%	9.05%	8.15%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%

* The Weighted Index for the SMI Multi-Strategy Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,879,038
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 216,718
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,879,038
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$216,718
Portfolio Turnover	112%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SMI 3Fourteen Full-Cycle Trend ETF	20.9%
Sprott Physical Gold Trust	10.4%
SPDR® Bloomberg 1-3 Month T-Bill ETF	8.5%
iShares MSCI EAFE ETF	8.2%
SMI 3Fourteen Real Asset Allocation ETF	4.8%
Aegis Value Fund, Inc., Institutional Class	4.0%
Cambria Global Value ETF	3.3%
First Trust STOXX® European Select Dividend Index Fund	3.3%
Fidelity Investments Money Market Government Portfolio, Institutional Class	3.1%
Schwab High Yield Bond ETF	2.5%

Sector Weighting (% of net assets)

Value	Value
DAA Real Estate ETF's	0.21
DAA Alternative Funds & ETFs	3.25
Money Markets, Cash & Cash Equivalents	4.17
DAA Dynamic Allocation ETFs	4.81
DAA Domestic ETFs	6.54
DAA Fixed Income ETFs	7.48
International Funds	8.02
Small Cap Funds	8.04
DAA Short Term Treasury ETFs	8.51
Sector Funds & ETF's	8.79
DAA International ETFs	8.80
DAA Gold Funds	10.45
Large Cap ETF's	20.93

C000123868
Shareholder Report [Line Items]
Fund Name	Sound Mind Investing Fund
Trading Symbol	SMIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sound Mind Investing Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 764-3863
Additional Information Website	https://funddocs.filepoint.com/smi/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sound Mind Investing Fund	$53	1.08%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Sound Mind Investing Fund	6.74%	10.92%	6.51%
S&P 500 Index TR	12.10%	15.61%	12.32%
SMI Custom Index*	7.84%	12.54%	8.51%

* The SMI Custom Index for the Sound Mind Investing Fund is comprised of 20 Russell 1000® Value Index, 20% Russell 1000® Growth Index, 20% Russell 2000® Value Index, 20% Russell 2000® Growth Index and 20% MSCI EAFE Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 95,661,634
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 436,037
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$95,661,634
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$436,037
Portfolio Turnover	64%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Sector Funds & ETF's	4.20
Money Markets, Cash & Cash Equivalents	6.79
Small Cap Funds	17.07
International Funds & ETFs	18.08
Large Cap Funds & ETFs	53.86

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SMI 3Fourteen Full-Cycle Trend ETF	53.9%
Aegis Value Fund, Inc., Institutional Class	8.6%
Cambria Global Value ETF	8.4%
Fidelity Investments Money Market Government Portfolio, Institutional Class	7.1%
First Trust STOXX® European Select Dividend Index Fund	6.4%
Kinetics Paradigm Fund, Institutional Class	4.4%
Kinetics Market Opportunities Fund, No Load Class	4.1%
Invesco International BuyBack Achievers ETF	3.2%
Global X Defense Tech ETF	1.2%
Fidelity Select Telecommunications Portfolio	1.0%